Schedule of Investments (unaudited) January 31, 2020	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 3.75%, 10/01/21	$25	$25,762
Omnicom Group Inc./Omnicom Capital Inc., 3.63%, 05/01/22	200	207,880
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27 (Call 08/15/22)(a)	25	26,200

		259,842

Aerospace & Defense — 1.2%
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)	100	107,883
5.90%, 02/01/27	196	222,121
Boeing Co. (The)
2.70%, 05/01/22	45	45,764
2.80%, 03/01/23 (Call 02/01/23)	300	307,194
3.10%, 05/01/26 (Call 03/01/26)	20	20,903
Bombardier Inc.
6.13%, 01/15/23(a)	50	49,390
7.88%, 04/15/27 (Call 04/15/22)(a)	75	71,276
8.75%, 12/01/21(a)(b)	50	53,558
L3Harris Technologies Inc., 4.95%, 02/15/21 (Call 11/15/20)(a)	200	204,496
Signature Aviation U.S. Holdings Inc., 5.38%, 05/01/26 (Call 05/01/21)(a)	25	26,000
TransDigm Inc.
5.50%, 11/15/27 (Call 11/15/22)(a)	250	251,775
6.25%, 03/15/26 (Call 03/15/22)(a)	100	108,011
6.38%, 06/15/26 (Call 06/15/21)	50	52,822
6.50%, 05/15/25 (Call 05/15/20)	150	156,237
7.50%, 03/15/27 (Call 03/15/22)(b)	50	54,705
United Technologies Corp., 3.95%, 08/16/25 (Call 06/16/25)	265	292,759

		2,024,894

Agriculture — 1.6%
Altria Group Inc.
2.85%, 08/09/22	500	511,975
3.80%, 02/14/24 (Call 01/14/24)	108	114,977
3.88%, 09/16/46 (Call 03/16/46)	130	125,754
BAT Capital Corp.
3.22%, 08/15/24 (Call 06/15/24)	70	72,783
3.56%, 08/15/27 (Call 05/15/27)	420	440,101
4.76%, 09/06/49 (Call 03/06/49)(b)	30	32,124
Philip Morris International Inc.
2.13%, 05/10/23 (Call 03/10/23)	70	70,721
2.75%, 02/25/26 (Call 11/25/25)	130	134,526
2.88%, 05/01/24 (Call 04/01/24)	756	787,684
Reynolds American Inc., 4.00%, 06/12/22	244	255,336
Vector Group Ltd.
6.13%, 02/01/25 (Call 03/02/20)(a)	170	168,934
10.50%, 11/01/26 (Call 11/01/21)(a)	110	115,257

		2,830,172

Airlines — 0.4%
Delta Air Lines Inc.
2.60%, 12/04/20	245	246,151
2.90%, 10/28/24 (Call 09/28/24)	100	100,988
3.40%, 04/19/21	332	336,997
United Airlines Holdings Inc., 5.00%, 02/01/24	50	53,063

		737,199

Auto Manufacturers — 2.8%
Allison Transmission Inc.
5.00%, 10/01/24 (Call 02/11/20)(a)(b)	100	102,268

Security	Par (000)	Value

Auto Manufacturers (continued)
5.88%, 06/01/29 (Call 06/01/24)(a)	$95	$103,778
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)	250	260,273
Ford Motor Credit Co. LLC
2.46%, 03/27/20	200	200,034
3.34%, 03/28/22 (Call 02/28/22)	600	607,602
3.66%, 09/08/24	459	465,862
4.27%, 01/09/27 (Call 11/09/26)	200	202,844
5.60%, 01/07/22	200	210,966
General Motors Financial Co. Inc.
2.45%, 11/06/20	200	200,618
3.15%, 06/30/22 (Call 05/30/22)	300	306,738
3.20%, 07/06/21 (Call 06/06/21)	55	55,862
3.25%, 01/05/23 (Call 12/05/22)	350	360,710
3.45%, 04/10/22 (Call 02/10/22)	120	123,091
3.55%, 07/08/22	200	206,704
4.15%, 06/19/23 (Call 05/19/23)	80	84,580
4.20%, 03/01/21 (Call 02/01/21)	200	204,308
4.20%, 11/06/21	240	248,811
5.10%, 01/17/24 (Call 12/17/23)	90	98,685
PACCAR Financial Corp., 1.90%, 02/07/23	205	206,531
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(a)(b)	200	202,418
Toyota Motor Corp., 2.76%, 07/02/29(b)	40	42,352
Toyota Motor Credit Corp., 2.65%, 04/12/22	300	306,726

		4,801,761

Auto Parts & Equipment — 0.1%
Adient U.S. LLC, 7.00%, 05/15/26 (Call 05/15/22)(a)	50	54,780
Panther BF Aggregator 2 LP/Panther Finance Co. Inc.
6.25%, 05/15/26 (Call 05/15/22)(a)	65	69,750
8.50%, 05/15/27 (Call 05/15/22)(a)	35	37,626

		162,156

Banks — 18.3%
Bank of America Corp.
2.33%, 10/01/21 (Call 10/01/20)(c)	280	280,969
2.82%, 07/21/23 (Call 07/21/22)(c)	450	459,679
2.88%, 04/24/23 (Call 04/24/22)(c)	200	204,392
3.00%, 12/20/23 (Call 12/20/22)(c)	1,306	1,345,284
3.12%, 01/20/23 (Call 01/20/22)(c)	120	122,899
3.30%, 01/11/23	930	971,822
3.56%, 04/23/27 (Call 04/23/26)(c)	250	269,200
3.97%, 02/07/30 (Call 02/07/29)(c)	100	112,248
4.25%, 10/22/26	120	134,009
Bank of Montreal
2.05%, 11/01/22	220	222,121
2.90%, 03/26/22	275	281,787
Bank of New York Mellon Corp. (The), 1.85%, 01/27/23 (Call 01/02/23)	270	271,585
Barclays Bank PLC, 2.65%, 01/11/21 (Call 12/11/20)	200	201,474
Barclays PLC, 4.84%, 05/09/28 (Call 05/07/27)	200	222,612
Canadian Imperial Bank of Commerce
2.25%, 01/28/25	170	171,661
2.70%, 02/02/21	143	144,450
Capital One N.A., 2.65%, 08/08/22 (Call 07/08/22)	250	254,925
CIT Group Inc., 5.00%, 08/15/22	100	106,268
Citigroup Inc.
2.67%, 01/29/31 (Call 01/29/30)(c)	610	617,015
2.75%, 04/25/22 (Call 03/25/22)	300	305,445
2.88%, 07/24/23 (Call 07/24/22)(c)	10	10,223
2.90%, 12/08/21 (Call 11/08/21)	900	917,325
3.14%, 01/24/23 (Call 01/24/22)(c)	200	204,634

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.35%, 04/24/25 (Call 04/24/24)(c)	$365	$383,790
3.98%, 03/20/30 (Call 03/20/29)(c)	710	793,638
4.50%, 01/14/22	372	390,864
4.60%, 03/09/26	100	112,037
Cooperatieve Rabobank UA/NY, 2.75%, 01/10/22	500	509,990
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 04/16/21	254	258,900
Deutsche Bank AG, 4.30%, 05/24/28 (Call 05/24/23)(c)	200	197,860
Fifth Third Bank/Cincinnati OH, 1.80%, 01/30/23 (Call 12/30/22)	250	250,717
Goldman Sachs Group Inc. (The)
3.20%, 02/23/23 (Call 01/23/23)	500	518,295
3.27%, 09/29/25 (Call 09/29/24)(c)	300	315,309
3.50%, 01/23/25 (Call 10/23/24)	400	425,712
3.63%, 02/20/24 (Call 01/20/24)	100	106,306
3.75%, 02/25/26 (Call 11/25/25)	354	383,081
3.85%, 01/26/27 (Call 01/26/26)	450	488,367
5.25%, 07/27/21	700	735,399
HSBC Holdings PLC
2.65%, 01/05/22	900	913,464
3.26%, 03/13/23 (Call 03/13/22)(c)	250	256,655
3.80%, 03/11/25 (Call 03/11/24)(c)	400	424,736
3.90%, 05/25/26	310	336,744
3.95%, 05/18/24 (Call 05/18/23)(c)	200	211,734
4.25%, 03/14/24	400	429,968
4.29%, 09/12/26 (Call 09/12/25)(c)	200	219,618
Huntington National Bank (The), 1.80%, 02/03/23 (Call 01/03/23)	250	250,737
JPMorgan Chase & Co.
2.55%, 03/01/21 (Call 02/01/21)	800	807,304
2.78%, 04/25/23 (Call 04/25/22)(c)	203	207,125
2.95%, 10/01/26 (Call 07/01/26)	400	420,232
2.97%, 01/15/23 (Call 01/15/22)	700	716,142
3.13%, 01/23/25 (Call 10/23/24)	500	527,460
3.22%, 03/01/25 (Call 03/01/24)(c)	512	537,057
3.56%, 04/23/24 (Call 04/23/23)(c)	120	126,098
3.70%, 05/06/30 (Call 05/06/29)(c)	100	110,347
3.78%, 02/01/28 (Call 02/01/27)(c)	100	109,543
3.88%, 09/10/24	200	216,264
4.02%, 12/05/24 (Call 12/05/23)(c)	300	323,262
4.20%, 07/23/29 (Call 07/23/28)(c)	70	79,554
4.63%, 05/10/21	100	103,660
Lloyds Bank PLC, 2.25%, 08/14/22	200	202,244
Lloyds Banking Group PLC, 2.91%, 11/07/23 (Call 11/07/22)(c)	200	204,074
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	200	201,260
3.00%, 02/22/22	50	51,181
3.54%, 07/26/21	45	46,173
3.76%, 07/26/23	400	424,464
Mizuho Financial Group Inc.
2.84%, 07/16/25 (Call 07/16/24)(c)	400	411,076
2.95%, 02/28/22	212	216,709
Morgan Stanley
2.63%, 11/17/21	100	101,519
2.70%, 01/22/31 (Call 01/22/30)(c)	140	142,099
2.75%, 05/19/22	300	306,312
3.13%, 07/27/26	235	248,564
3.74%, 04/24/24 (Call 04/24/23)(c)	675	712,415
3.88%, 01/27/26	400	438,336

Security	Par (000)	Value

Banks (continued)
4.43%, 01/23/30 (Call 01/23/29)(c)	$285	$328,936
MUFG Union Bank N.A., 3.15%, 04/01/22 (Call 03/01/22)	250	256,810
National Australia Bank Ltd./New York, 2.88%, 04/12/23	250	258,552
Royal Bank of Canada
2.25%, 11/01/24	160	163,072
2.80%, 04/29/22	300	307,473
Royal Bank of Scotland Group PLC, 3.88%, 09/12/23	400	422,796
Santander UK PLC
2.10%, 01/13/23(b)	200	201,628
3.75%, 11/15/21	200	206,844
Skandinaviska Enskilda Banken AB, 2.30%, 03/11/20	400	400,200
Sumitomo Mitsui Financial Group Inc.
2.35%, 01/15/25	280	283,363
2.44%, 10/19/21	400	404,836
Svenska Handelsbanken AB, 1.88%, 09/07/21	250	251,015
Toronto-Dominion Bank (The)
1.90%, 12/01/22	205	206,333
2.65%, 06/12/24	200	207,370
Truist Bank, 2.80%, 05/17/22 (Call 04/17/22)	200	204,510
Truist Financial Corp., 3.05%, 06/20/22 (Call 05/20/22)	200	205,880
Wells Fargo & Co.
2.41%, 10/30/25 (Call 10/30/24)(c)	10	10,156
2.50%, 03/04/21	400	403,388
2.63%, 07/22/22	500	510,080
3.00%, 01/22/21	100	101,242
3.75%, 01/24/24 (Call 12/24/23)	200	213,662
4.48%, 01/16/24	112	122,190
Wells Fargo Bank N.A.
2.60%, 01/15/21	300	302,601
2.90%, 05/27/22 (Call 05/27/21)(b)(c)	550	557,964
Westpac Banking Corp.
2.80%, 01/11/22	200	204,130
3.30%, 02/26/24	300	316,938

		31,788,391

Beverages — 0.6%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29 (Call 10/23/28)	50	59,151
Coca-Cola Co. (The), 1.75%, 09/06/24	150	151,316
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30 (Call 10/22/29)	150	154,371
Diageo Capital PLC
2.13%, 10/24/24 (Call 09/24/24)	350	354,585
2.38%, 10/24/29 (Call 07/24/29)	275	280,021

		999,444

Biotechnology — 0.0%
Biogen Inc., 2.90%, 09/15/20	33	33,203

Building Materials — 0.2%
Builders FirstSource Inc.
5.63%, 09/01/24 (Call 02/18/20)(a)	22	22,853
6.75%, 06/01/27 (Call 06/01/22)(a)	100	109,550
Louisiana-Pacific Corp., 4.88%, 09/15/24 (Call 03/02/20)	50	51,627
Masco Corp., 3.50%, 04/01/21 (Call 03/01/21)	40	40,632
Norbord Inc., 5.75%, 07/15/27 (Call 07/15/22)(a)(b)	55	57,725
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23 (Call 02/18/20)	15	15,188

		297,575

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals — 1.2%
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)	$95	$99,282
CF Industries Inc., 4.95%, 06/01/43	100	106,680
Chemours Co. (The), 5.38%, 05/15/27 (Call 02/15/27)	25	21,673
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 02/18/20)(a)	100	104,312
DuPont de Nemours Inc., 3.77%, 11/15/20	95	96,431
FMC Corp., 3.20%, 10/01/26 (Call 08/01/26)	142	149,101
International Flavors & Fragrances Inc., 3.40%, 09/25/20	150	151,305
Olin Corp., 5.13%, 09/15/27 (Call 03/15/22)(b)	50	52,079
RPM International Inc., 3.45%, 11/15/22 (Call 08/15/22)	504	521,363
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)	12	12,259
2.95%, 08/15/29 (Call 05/15/29)	175	181,263
3.13%, 06/01/24 (Call 04/01/24)	100	104,770
3.45%, 06/01/27 (Call 03/01/27)	490	526,912
Valvoline Inc., 4.38%, 08/15/25 (Call 08/15/20)(b)	40	41,157

		2,168,587

Commercial Services — 2.4%
Global Payments Inc.
2.65%, 02/15/25 (Call 01/15/25)	80	81,939
3.80%, 04/01/21 (Call 03/01/21)	325	331,435
4.00%, 06/01/23 (Call 05/01/23)	80	85,071
4.80%, 04/01/26 (Call 01/01/26)	300	339,774
Hertz Corp. (The)
5.50%, 10/15/24 (Call 02/11/20)(a)	75	76,190
7.63%, 06/01/22 (Call 03/02/20)(a)(b)	14	14,496
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	302	318,532
4.00%, 03/01/26 (Call 12/01/25)(a)	150	162,209
4.13%, 08/01/23 (Call 07/01/23)	56	59,670
4.75%, 02/15/25 (Call 11/15/24)(a)	25	27,632
4.75%, 08/01/28 (Call 05/01/28)	45	51,616
Moody’s Corp., 2.75%, 12/15/21 (Call 11/15/21)	31	31,564
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 03/02/20)(a)	50	48,584
PayPal Holdings Inc.
2.20%, 09/26/22	145	146,605
2.40%, 10/01/24 (Call 09/01/24)	520	530,229
2.65%, 10/01/26 (Call 08/01/26)	140	144,222
Prime Security Services Borrower LLC/Prime Finance Inc.
5.75%, 04/15/26(a)	100	105,520
6.25%, 01/15/28 (Call 01/15/23)(a)	55	54,283
Refinitiv U.S. Holdings Inc.
6.25%, 05/15/26 (Call 11/15/21)(a)	15	16,254
8.25%, 11/15/26 (Call 11/15/21)(a)	95	106,107
S&P Global Inc.
2.50%, 12/01/29 (Call 09/01/29)	162	166,468
2.95%, 01/22/27 (Call 10/22/26)	95	99,930
4.40%, 02/15/26 (Call 11/15/25)	400	452,228
Service Corp. International/U.S.
5.13%, 06/01/29 (Call 06/01/24)	40	42,634
5.38%, 05/15/24 (Call 03/02/20)	35	35,936
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 02/11/20)(a)	100	103,372
United Rentals North America Inc.
4.63%, 10/15/25 (Call 10/15/20)	80	81,882
4.88%, 01/15/28 (Call 01/15/23)	100	104,299
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	308	336,268

Security	Par (000)	Value

Commercial Services (continued)
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)	$15	$16,298

		4,171,247

Computers — 1.5%
Apple Inc., 3.00%, 02/09/24 (Call 12/09/23)	60	62,940
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(a)	200	213,118
4.42%, 06/15/21 (Call 05/15/21)(a)	858	884,195
4.90%, 10/01/26 (Call 08/01/26)(a)	250	278,447
6.02%, 06/15/26 (Call 03/15/26)(a)	275	321,016
Hewlett Packard Enterprise Co., 3.60%, 10/15/20 (Call 09/15/20)	120	121,278
International Business Machines Corp.
2.85%, 05/13/22	350	359,219
3.00%, 05/15/24	200	209,938
3.50%, 05/15/29	100	110,023
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	50	53,368

		2,613,542

Distribution & Wholesale — 0.1%
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/20)(a)(b)	84	86,269
Performance Food Group Inc., 5.50%, 10/15/27 (Call 10/15/22)(a)	40	42,242
Wolverine Escrow LLC, 8.50%, 11/15/24 (Call 11/15/21)(a)	50	51,452

		179,963

Diversified Financial Services — 4.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%, 02/01/22 (Call 01/01/22)	631	652,511
5.00%, 10/01/21	150	157,311
Ally Financial Inc., 8.00%, 11/01/31	100	140,456
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	150	152,742
2.75%, 05/20/22 (Call 04/20/22)	300	306,531
3.70%, 11/05/21 (Call 10/05/21)	300	309,810
Capital One Bank USA N.A., 2.01%, 01/27/23 (Call 01/27/22)(c)	650	652,177
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)	230	230,913
3.45%, 04/30/21 (Call 03/30/21)	171	174,340
Credit Acceptance Corp., 6.63%, 03/15/26 (Call 03/15/22)(a)	75	81,237
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(a)	100	87,241
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	200	200,630
Global Aircraft Leasing Co Ltd. (7.25% PIK), 6.50%, 09/15/24 (Call 09/15/21)(a)(d)	50	51,201
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/21)(a)	115	118,476
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	343	375,633
3.75%, 09/21/28 (Call 06/21/28)	88	98,402
4.00%, 10/15/23	150	162,186
LPL Holdings Inc., 4.63%, 11/15/27 (Call 11/15/22)(a)	120	122,544
Mastercard Inc., 2.95%, 11/21/26 (Call 08/21/26)	785	837,234
Nasdaq Inc., 4.25%, 06/01/24 (Call 03/01/24)	100	108,776
Nationstar Mortgage Holdings Inc., 9.13%, 07/15/26 (Call 07/15/21)(a)	300	333,414
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 02/15/20)(b)	95	95,001
6.50%, 06/01/22 (Call 02/15/20)(b)	50	50,049

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Navient Corp.
5.00%, 10/26/20	$100	$101,687
5.00%, 03/15/27 (Call 09/15/26)	75	74,801
6.13%, 03/25/24(b)	50	53,338
6.75%, 06/15/26(b)	100	108,909
Nomura Holdings Inc., 2.65%, 01/16/25	520	527,982
ORIX Corp., 2.90%, 07/18/22	55	56,154
Springleaf Finance Corp.
6.13%, 03/15/24 (Call 09/15/23)	80	87,603
6.63%, 01/15/28 (Call 07/15/27)(b)	10	11,276
6.88%, 03/15/25	155	175,568
7.13%, 03/15/26	180	206,786
Synchrony Financial, 2.85%, 07/25/22 (Call 06/25/22)	240	244,668
TD Ameritrade Holding Corp., 2.95%, 04/01/22 (Call 02/01/22)	355	363,495
Voyager Aviation Holdings LLC/Voyager Finance Co., 8.50%, 08/15/21 (Call 03/02/20)(a)	45	46,263

		7,557,345

Electric — 3.5%
AES Corp./VA
5.50%, 04/15/25 (Call 04/15/20)	47	48,536
6.00%, 05/15/26 (Call 05/15/21)	127	134,621
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)	200	213,162
Baltimore Gas & Electric Co., 2.80%, 08/15/22 (Call 05/15/22)	100	102,155
Berkshire Hathaway Energy Co., 3.75%, 11/15/23 (Call 08/15/23)	250	267,235
Black Hills Corp., 3.95%, 01/15/26 (Call 07/15/25)	50	54,025
Calpine Corp.
4.50%, 02/15/28 (Call 02/15/23)(a)	50	49,567
5.13%, 03/15/28 (Call 03/15/23)(a)	135	134,355
5.25%, 06/01/26 (Call 06/01/21)(a)	160	165,195
5.75%, 01/15/25 (Call 03/02/20)	50	51,376
CenterPoint Energy Inc., 2.50%, 09/01/22 (Call 08/01/22)	248	251,519
Consolidated Edison Inc., 2.00%, 05/15/21 (Call 04/15/21)	200	200,572
Dominion Energy Inc.
2.58%, 07/01/20	55	55,152
Series D, 2.85%, 08/15/26 (Call 05/15/26)	150	155,224
DPL Inc., 4.35%, 04/15/29 (Call 01/15/29)(a)(b)	100	98,612
Duke Energy Carolinas LLC
2.45%, 02/01/30 (Call 11/01/29)	60	61,190
2.95%, 12/01/26 (Call 09/01/26)	200	211,940
Duke Energy Corp., 3.55%, 09/15/21 (Call 06/15/21)	150	153,724
Entergy Louisiana LLC, 5.40%, 11/01/24	231	267,844
Eversource Energy, Series N, 3.80%, 12/01/23 (Call 11/01/23)	250	266,235
Exelon Corp., 3.40%, 04/15/26 (Call 01/15/26)	100	106,818
Interstate Power & Light Co., 3.60%, 04/01/29 (Call 01/01/29)	35	38,254
MidAmerican Energy Co., 3.65%, 04/15/29 (Call 01/15/29)	260	290,859
National Rural Utilities Cooperative Finance Corp.
1.75%, 01/21/22	380	381,201
3.70%, 03/15/29 (Call 12/15/28)	200	224,498
NextEra Energy Capital Holdings Inc.
2.75%, 11/01/29 (Call 08/01/29)	55	56,399
3.55%, 05/01/27 (Call 02/01/27)	224	242,263
NextEra Energy Operating Partners LP
4.25%, 07/15/24 (Call 04/15/24)(a)	25	26,070
4.25%, 09/15/24 (Call 07/15/24)(a)	85	88,380
NRG Energy Inc., 6.63%, 01/15/27 (Call 07/15/21)(b)	200	214,950
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	50	52,246

Security	Par (000)	Value

Electric (continued)
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	$150	$151,998
4.15%, 09/15/21 (Call 06/15/21)	300	308,739
Public Service Enterprise Group Inc., 2.88%, 06/15/24 (Call 05/15/24)	100	103,495
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	50	50,909
Sempra Energy, 2.90%, 02/01/23 (Call 01/01/23)	195	200,669
Southern California Edison Co., 2.85%, 08/01/29 (Call 05/01/29)(b)	100	103,431
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	150	165,553
Talen Energy Supply LLC
7.25%, 05/15/27 (Call 05/15/22)(a)	15	15,386
10.50%, 01/15/26 (Call 01/15/22)(a)(b)	100	88,838
Union Electric Co., 2.95%, 06/15/27 (Call 03/15/27)	100	105,459
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	126	129,415
Vistra Operations Co. LLC, 5.00%, 07/31/27 (Call 07/31/22)(a)	20	20,597

		6,108,666

Electrical Components & Equipment — 0.0%
Energizer Holdings Inc., 6.38%, 07/15/26 (Call 07/15/21)(a)	5	5,320

Electronics — 0.5%
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	250	261,785
Amphenol Corp., 2.20%, 04/01/20	60	60,020
Jabil Inc., 3.60%, 01/15/30 (Call 10/15/29)	130	133,558
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	90	92,797
4.60%, 04/06/27 (Call 01/06/27)	65	73,684
Roper Technologies Inc.
2.35%, 09/15/24 (Call 08/15/24)	75	76,263
3.85%, 12/15/25 (Call 09/15/25)	35	38,204
Sensata Technologies Inc., 4.38%, 02/15/30 (Call 11/15/29)(a)	170	172,520
Tyco Electronics Group SA, 3.13%, 08/15/27 (Call 05/15/27)	40	42,059

		950,890

Energy – Alternate Sources — 0.1%
TerraForm Power Operating LLC, 5.00%, 01/31/28 (Call 07/31/27)(a)	200	216,010

Engineering & Construction — 0.2%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	250	267,105
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/20)(a)	25	25,144

		292,249

Entertainment — 0.3%
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/20)(a)	100	101,612
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(a)(b)	15	15,847
Churchill Downs Inc., 4.75%, 01/15/28 (Call 01/15/23)(a)	100	103,310
Eldorado Resorts Inc., 6.00%, 09/15/26 (Call 09/15/21)	15	16,441
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/20)(a)	100	102,855
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	100	107,369
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)(b)	25	27,200

		474,634

Environmental Control — 0.3%
GFL Environmental Inc., 5.13%, 12/15/26 (Call 12/15/22)(a)	45	46,482

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
Waste Connections Inc., 2.60%, 02/01/30 (Call 11/01/29)	$290	$293,593
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 02/15/21)(a)	105	108,152

		448,227

Food — 1.3%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/27 (Call 01/15/23)(a)	40	40,519
7.50%, 03/15/26 (Call 03/15/22)(a)	173	191,722
JBS USA LUX SA/JBS USA Finance Inc., 5.88%, 07/15/24 (Call 03/02/20)(a)	35	36,000
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
5.50%, 01/15/30 (Call 01/15/25)(a)	100	108,377
6.50%, 04/15/29 (Call 04/15/24)(a)	10	11,178
Lamb Weston Holdings Inc., 4.88%, 11/01/26 (Call 11/01/21)(a)(b)	150	158,498
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	235	239,770
3.15%, 08/15/24 (Call 06/15/24)	450	472,513
Mondelez International Inc.
3.63%, 05/07/23 (Call 04/07/23)	250	263,705
3.63%, 02/13/26 (Call 12/13/25)	260	282,451
Pilgrim’s Pride Corp., 5.88%, 09/30/27 (Call 09/30/22)(a)	100	106,307
Post Holdings Inc.
5.50%, 03/01/25 (Call 03/01/20)(a)	25	25,957
5.50%, 12/15/29 (Call 12/15/24)(a)	100	106,099
5.63%, 01/15/28 (Call 12/01/22)(a)	100	106,060
Simmons Foods Inc., 5.75%, 11/01/24 (Call 11/01/20)(a)(b)	45	45,716

		2,194,872

Forest Products & Paper — 0.0%
Clearwater Paper Corp., 5.38%, 02/01/25(a)(b)	50	51,926

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%, 05/20/24 (Call 03/20/24)	45	47,928
5.75%, 05/20/27 (Call 02/20/27)(b)	75	81,620
National Fuel Gas Co., 3.95%, 09/15/27 (Call 06/15/27)	52	53,480
NiSource Inc., 3.65%, 06/15/23 (Call 05/15/23)	290	304,952

		487,980

Hand & Machine Tools — 0.0%
Colfax Corp., 6.00%, 02/15/24 (Call 02/15/21)(a)	60	63,103

Health Care – Products — 0.8%
Abbott Laboratories, 2.55%, 03/15/22	90	91,762
Avantor Inc., 6.00%, 10/01/24 (Call 10/01/20)(a)	100	106,294
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	300	308,052
Boston Scientific Corp., 3.38%, 05/15/22	150	155,217
DH Europe Finance II Sarl
2.05%, 11/15/22	175	176,393
2.60%, 11/15/29 (Call 08/15/29)	90	92,232
Hill-Rom Holdings Inc., 4.38%, 09/15/27 (Call 09/15/22)(a)(b)	20	20,437
Hologic Inc., 4.38%, 10/15/25 (Call 10/15/20)(a)	150	153,147
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22 (Call 03/02/20)(a)	12	11,981
Stryker Corp., 3.38%, 05/15/24 (Call 02/15/24)	103	109,207
Teleflex Inc.
4.63%, 11/15/27 (Call 11/15/22)	50	52,782
4.88%, 06/01/26 (Call 06/01/21)	150	157,107

		1,434,611

Health Care – Services — 3.1%
Anthem Inc., 2.95%, 12/01/22 (Call 11/01/22)	500	515,275

Security	Par (000)	Value

Health Care – Services (continued)
Catalent Pharma Solutions Inc., 5.00%, 07/15/27 (Call 07/15/22)(a)(b)	$10	$10,528
Centene Corp.
4.75%, 01/15/25 (Call 03/02/20)	125	129,385
5.25%, 04/01/25 (Call 04/01/20)(a)	80	82,946
5.38%, 06/01/26 (Call 06/01/21)(a)	90	95,718
5.38%, 08/15/26 (Call 08/15/21)(a)	50	53,103
Charles River Laboratories International Inc., 4.25%, 05/01/28 (Call 05/01/23)(a)	150	152,385
CHS/Community Health Systems Inc.
6.25%, 03/31/23 (Call 03/31/20)	250	255,007
8.00%, 03/15/26 (Call 03/15/22)(a)	150	156,493
DaVita Inc., 5.13%, 07/15/24 (Call 02/18/20)	150	153,366
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	160	173,616
4.50%, 02/15/27 (Call 08/15/26)	185	203,182
5.00%, 03/15/24	530	586,620
5.25%, 04/15/25	282	320,346
5.38%, 02/01/25	50	55,850
5.38%, 09/01/26 (Call 03/01/26)(b)	70	78,931
5.50%, 06/15/47 (Call 12/15/46)	50	59,277
5.63%, 09/01/28 (Call 03/01/28)	20	23,175
5.88%, 02/15/26 (Call 08/15/25)	200	229,668
Humana Inc., 2.50%, 12/15/20	125	125,653
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)	200	215,982
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/20)	50	51,313
5.13%, 11/01/27 (Call 11/01/22)(a)	150	156,909
6.75%, 06/15/23(b)	200	216,946
UnitedHealth Group Inc.
2.38%, 10/15/22	500	508,635
3.10%, 03/15/26	175	187,049
3.50%, 06/15/23	500	528,275

		5,325,633

Holding Companies – Diversified — 0.7%
Ares Capital Corp.
3.25%, 07/15/25	200	201,852
3.50%, 02/10/23 (Call 01/10/23)	600	616,512
FS KKR Capital Corp.
4.13%, 02/01/25 (Call 01/01/25)	55	56,701
4.63%, 07/15/24 (Call 06/15/24)	80	84,212
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 02/01/22 (Call 03/02/20)	25	25,456
6.38%, 12/15/25 (Call 12/15/20)	200	210,096

		1,194,829

Home Builders — 0.9%
Beazer Homes USA Inc., 5.88%, 10/15/27 (Call 10/15/22)(b)	75	77,768
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.25%, 09/15/27 (Call 09/15/22)(a)	275	294,786
6.38%, 05/15/25 (Call 05/15/20)(a)	100	103,750
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	50	51,329
4.50%, 04/30/24 (Call 01/31/24)(b)	50	53,412
4.75%, 11/29/27 (Call 05/29/27)	100	110,587
M/I Homes Inc., 4.95%, 02/01/28 (Call 02/01/23)(a)	40	41,201
Mattamy Group Corp., 5.25%, 12/15/27 (Call 12/15/22)(a)	20	20,946
MDC Holdings Inc., 6.00%, 01/15/43 (Call 10/15/42)	50	55,671
Meritage Homes Corp., 5.13%, 06/06/27 (Call 12/06/26)	50	53,968

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	$150	$166,113
5.50%, 03/01/26 (Call 12/01/25)	100	112,505
Shea Homes LP/Shea Homes Funding Corp., 5.88%, 04/01/23 (Call 03/02/20)(a)	45	45,844
Taylor Morrison Communities Inc., 5.75%, 01/15/28 (Call 10/15/27)(a)	150	164,071
Toll Brothers Finance Corp., 4.35%, 02/15/28 (Call 11/15/27)	75	78,897
TRI Pointe Group Inc., 5.25%, 06/01/27 (Call 12/01/26)(b)	100	106,379

		1,537,227

Insurance — 2.1%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 11/15/20)(a)	25	24,551
8.13%, 02/15/24 (Call 02/15/21)(a)	50	53,515
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)	30	30,469
4.13%, 02/15/24	434	470,760
Aon Corp.
3.75%, 05/02/29 (Call 02/02/29)	100	110,046
4.50%, 12/15/28 (Call 09/15/28)	100	115,419
Aon PLC, 2.80%, 03/15/21 (Call 02/15/21)	100	101,107
Chubb INA Holdings Inc., 3.35%, 05/15/24	75	79,887
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(a)	50	53,078
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(a)(b)	50	51,663
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)	100	107,907
Markel Corp., 3.35%, 09/17/29 (Call 06/17/29)(b)	235	247,546
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 03/02/20)	200	200,048
3.30%, 03/14/23 (Call 01/14/23)	200	208,488
3.75%, 03/14/26 (Call 12/14/25)	1,100	1,199,638
3.88%, 03/15/24 (Call 02/15/24)	150	161,607
4.38%, 03/15/29 (Call 12/15/28)	150	173,124
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)	30	32,289
Willis North America Inc., 4.50%, 09/15/28 (Call 06/15/28)	130	147,419
Willis Towers Watson PLC, 5.75%, 03/15/21	100	104,151

		3,672,712

Internet — 1.6%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (Call 09/06/27)	800	854,824
3.60%, 11/28/24 (Call 08/28/24)	791	843,562
Expedia Group Inc., 3.80%, 02/15/28 (Call 11/15/27)	154	159,861
Match Group Inc.
5.00%, 12/15/27 (Call 12/15/22)(a)	69	72,612
5.63%, 02/15/29 (Call 02/15/24)(a)	55	58,902
Netflix Inc.
4.88%, 04/15/28	100	106,891
5.88%, 11/15/28	50	56,369
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 04/15/20)(a)	150	153,074
VeriSign Inc.
4.63%, 05/01/23 (Call 03/02/20)	100	101,320
4.75%, 07/15/27 (Call 07/15/22)	100	105,360
5.25%, 04/01/25 (Call 01/01/25)	50	55,111
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)(a)	250	255,415
6.38%, 05/15/25 (Call 05/15/20)	55	56,250

		2,879,551

Security	Par (000)	Value

Iron & Steel — 0.4%
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)	$150	$163,849
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25 (Call 09/01/20)(a)	85	89,462
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)(a)	100	100,777
5.75%, 03/01/25 (Call 03/02/20)	70	68,277
5.88%, 06/01/27 (Call 06/01/22)(a)	125	115,298
Commercial Metals Co., 5.75%, 04/15/26 (Call 04/15/21)(b)	150	157,830

		695,493

Leisure Time — 0.0%
Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	65	65,307

Lodging — 0.9%
Boyd Gaming Corp., 6.00%, 08/15/26 (Call 08/15/21)	40	42,444
Hilton Domestic Operating Co. Inc.
4.88%, 01/15/30 (Call 01/15/25)	150	158,865
5.13%, 05/01/26 (Call 05/01/21)	25	26,141
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)(b)	50	54,088
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/20)(b)	100	102,176
4.88%, 04/01/27 (Call 04/01/22)	50	52,426
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	125	127,409
3.20%, 08/08/24 (Call 07/08/24)	145	149,721
3.50%, 08/18/26 (Call 06/18/26)	440	459,730
3.90%, 08/08/29 (Call 05/08/29)	59	62,086
MGM Resorts International, 4.63%, 09/01/26 (Call 06/01/26)	35	36,762
Wyndham Destinations Inc., 5.75%, 04/01/27 (Call 01/01/27)	100	109,308
Wyndham Hotels & Resorts Inc., 5.38%, 04/15/26 (Call 04/15/21)(a)	77	80,730
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27 (Call 02/15/27)(a)(b)	100	103,758

		1,565,644

Machinery — 0.5%
Caterpillar Financial Services Corp.
1.95%, 11/18/22	260	262,254
3.45%, 05/15/23	200	211,332
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 03/02/20)(a)(b)	35	34,918
John Deere Capital Corp., 2.60%, 03/07/24	309	319,441
Mueller Water Products Inc., 5.50%, 06/15/26 (Call 06/15/21)(a)(b)	15	15,763
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	23	25,882

		869,590

Manufacturing — 0.1%
General Electric Co., 4.38%, 09/16/20	210	213,135

Media — 3.4%
Altice Financing SA, 7.50%, 05/15/26 (Call 05/15/21)(a)	400	427,944
AMC Networks Inc., 4.75%, 08/01/25 (Call 08/01/21)(b)	100	101,008
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/28 (Call 08/01/22)(a)	263	275,095
5.13%, 05/01/27 (Call 05/01/22)(a)	260	272,223
5.38%, 06/01/29 (Call 06/01/24)(a)	75	80,322
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	885	890,062
4.50%, 02/01/24 (Call 01/01/24)	700	760,494

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.91%, 07/23/25 (Call 04/23/25)	$324	$362,699
Comcast Corp.
2.65%, 02/01/30 (Call 11/01/29)	275	283,412
3.70%, 04/15/24 (Call 03/15/24)	150	161,396
3.95%, 10/15/25 (Call 08/15/25)	70	77,421
4.15%, 10/15/28 (Call 07/15/28)	200	229,230
CSC Holdings LLC
5.25%, 06/01/24(b)	200	216,146
5.50%, 05/15/26 (Call 05/15/21)(a)	200	209,870
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.63%, 08/15/27 (Call 08/15/22)(a)(b)	150	140,420
DISH DBS Corp.
5.00%, 03/15/23	75	76,262
5.88%, 11/15/24(b)	100	101,217
6.75%, 06/01/21	100	104,688
7.75%, 07/01/26(b)	100	105,000
Fox Corp., 4.03%, 01/25/24 (Call 12/25/23)(a)	100	107,663
Gray Television Inc.
5.88%, 07/15/26 (Call 07/15/21)(a)(b)	14	14,698
7.00%, 05/15/27 (Call 05/15/22)(a)	135	146,908
Sirius XM Radio Inc., 5.50%, 07/01/29 (Call 07/01/24)(a)	150	161,767
Thomson Reuters Corp., 3.35%, 05/15/26 (Call 02/15/26)	150	158,787
Time Warner Cable LLC, 4.00%, 09/01/21 (Call 06/01/21)	329	337,024
Univision Communications Inc., 5.13%, 02/15/25 (Call 02/15/20)(a)(b)	50	49,912

		5,851,668

Mining — 0.3%
FMG Resources August 2006 Pty Ltd., 4.50%, 09/15/27 (Call 06/15/27)(a)	45	45,611
Freeport-McMoRan Inc., 5.45%, 03/15/43 (Call 09/15/42)	50	50,947
Hudbay Minerals Inc., 7.63%, 01/15/25 (Call 03/02/20)(a)(b)	50	51,063
Kaiser Aluminum Corp., 4.63%, 03/01/28 (Call 03/01/23)(a)(b)	200	203,922
New Gold Inc., 6.25%, 11/15/22 (Call 02/10/20)(a)	50	50,167
Novelis Corp.
4.75%, 01/30/30 (Call 01/30/25)(a)	35	35,182
5.88%, 09/30/26 (Call 09/30/21)(a)	50	53,021

		489,913

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
4.25%, 04/01/28 (Call 10/01/22)	70	72,890
5.00%, 09/01/25 (Call 03/02/20)	100	103,690

		176,580

Oil & Gas — 2.0%
Antero Resources Corp., 5.13%, 12/01/22 (Call 03/02/20)(b)	100	86,264
BP Capital Markets America Inc., 3.79%, 02/06/24 (Call 01/06/24)	600	643,758
Chesapeake Energy Corp., 11.50%, 01/01/25 (Call 01/01/22)(a)	87	70,590
CNX Resources Corp., 7.25%, 03/14/27 (Call 03/14/22)(a)(b)	100	82,519
Comstock Resources Inc.
7.50%, 05/15/25 (Call 05/15/20)(a)	65	51,290
9.75%, 08/15/26 (Call 08/15/21)	75	61,115
Extraction Oil & Gas Inc., 5.63%, 02/01/26 (Call 02/01/21)(a)	50	24,957
Gulfport Energy Corp., 6.38%, 05/15/25 (Call 05/15/20)	50	25,214
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/01/28 (Call 11/01/23)(a)(b)	45	39,939
Jagged Peak Energy LLC, 5.88%, 05/01/26 (Call 05/01/21)	20	20,603
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)(b)	30	29,311
MEG Energy Corp., 6.50%, 01/15/25 (Call 03/02/20)(a)(b)	50	52,359

Security	Par (000)	Value

Oil & Gas (continued)
Moss Creek Resources Holdings Inc., 10.50%, 05/15/27 (Call 05/15/22)(a)	$25	$20,058
Murphy Oil Corp.
5.75%, 08/15/25 (Call 08/15/20)	50	51,447
5.88%, 12/01/27 (Call 12/01/22)	90	92,260
Nabors Industries Inc.
5.50%, 01/15/23 (Call 11/15/22)(b)	100	100,587
5.75%, 02/01/25 (Call 11/01/24)	75	62,101
Noble Holding International Ltd., 7.88%, 02/01/26 (Call 02/01/21)(a)(b)	50	35,527
Oasis Petroleum Inc., 6.25%, 05/01/26 (Call 05/01/21)(a)	30	22,880
Parkland Fuel Corp., 6.00%, 04/01/26 (Call 04/01/21)(a)(b)	25	26,391
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)(a)	35	35,807
7.25%, 06/15/25 (Call 06/15/20)	50	53,159
Precision Drilling Corp., 7.75%, 12/15/23 (Call 02/18/20)(b)	50	49,303
QEP Resources Inc., 5.63%, 03/01/26 (Call 12/01/25)(b)	25	22,373
Range Resources Corp., 5.00%, 03/15/23 (Call 12/15/22)(b)	50	43,106
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)	330	332,818
3.50%, 11/13/23 (Call 10/13/23)	300	319,218
SM Energy Co., 6.63%, 01/15/27 (Call 01/15/22)(b)	60	54,272
Southwestern Energy Co., 7.50%, 04/01/26 (Call 04/01/21)	100	83,457
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 03/02/20)	100	102,510
5.50%, 02/15/26 (Call 02/15/21)	225	231,336
6.00%, 04/15/27 (Call 04/15/22)	250	263,750
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)	100	102,405
Transocean Inc., 7.25%, 11/01/25 (Call 11/01/21)(a)	50	46,555
Valaris PLC, 7.75%, 02/01/26 (Call 11/01/25)	50	24,701
W&T Offshore Inc., 9.75%, 11/01/23 (Call 11/01/20)(a)(b)	120	113,657
Whiting Petroleum Corp., 6.63%, 01/15/26 (Call 10/15/25)	25	14,080

		3,491,677

Oil & Gas Services — 0.1%
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/21)	55	57,244
6.88%, 09/01/27 (Call 09/01/22)	100	104,333

		161,577

Packaging & Containers — 0.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 5.25%, 08/15/27 (Call 08/15/22)(a)(b)	400	419,372
Ball Corp.
4.00%, 11/15/23	250	264,050
5.25%, 07/01/25	50	56,039
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(a)	25	25,333
4.88%, 07/15/26 (Call 07/15/22)(a)	100	104,535
Cascades Inc./Cascades USA Inc.
5.13%, 01/15/26 (Call 01/15/23)(a)	100	103,602
5.38%, 01/15/28 (Call 01/15/23)(a)	100	103,376
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(a)(b)	30	32,275
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24 (Call 04/15/20)(a)	75	77,349
Sealed Air Corp., 5.50%, 09/15/25 (Call 06/15/25)(a)	50	54,921

Trivium Packaging Finance BV, 5.50%, 08/15/26 (Call 08/15/22)(a)	400	422,016

		1,662,868

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals — 2.9%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	$55	$55,340
2.30%, 11/21/22(a)	450	455,112
2.90%, 11/06/22	500	513,610
3.20%, 11/21/29 (Call 08/21/29)(a)	320	332,950
AstraZeneca PLC, 3.50%, 08/17/23 (Call 07/17/23)	450	475,335
Bausch Health Americas Inc., 8.50%, 01/31/27 (Call 07/31/22)(a)	100	113,040
Bausch Health Companies Inc.
5.50%, 11/01/25 (Call 11/01/20)(a)	130	134,978
6.13%, 04/15/25 (Call 04/15/20)(a)(b)	150	154,622
7.25%, 05/30/29 (Call 05/30/24)(a)	125	140,490
Becton Dickinson and Co.
2.40%, 06/05/20	75	75,111
2.89%, 06/06/22 (Call 05/06/22)	118	120,715
Bristol-Myers Squibb Co.
2.88%, 08/15/20(a)	200	201,168
3.45%, 11/15/27 (Call 08/15/27)(a)	31	33,837
Cigna Corp., 3.30%, 02/25/21 (Call 01/26/21)(a)	25	25,364
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)	120	122,930
3.35%, 03/09/21	85	86,468
Endo Dac/Endo Finance LLC/Endo Finco Inc., 5.88%, 10/15/24 (Call 04/15/20)(a)(b)	200	199,850
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/22)(a)	400	427,124
Mead Johnson Nutrition Co., 3.00%, 11/15/20	55	55,480
Novartis Capital Corp.
3.00%, 11/20/25 (Call 08/20/25)	176	187,686
3.40%, 05/06/24	384	411,287
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	325	341,507
3.45%, 11/13/20 (Call 10/13/20)	330	333,600
3.90%, 08/20/28 (Call 05/20/28)	115	128,115

		5,125,719

Pipelines — 2.5%
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25 (Call 10/02/24)	100	113,354
Cheniere Energy Partners LP
4.50%, 10/01/29 (Call 10/01/24)(a)(b)	50	50,826
5.25%, 10/01/25 (Call 10/01/20)	175	180,320
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 04/01/25 (Call 04/01/20)	100	101,577
DCP Midstream Operating LP, 5.38%, 07/15/25 (Call 04/15/25)	80	87,506
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)	40	41,050
Energy Transfer Operating LP
3.75%, 05/15/30 (Call 02/15/30)	115	117,256
4.15%, 10/01/20 (Call 02/14/20)	100	101,067
5.00%, 05/15/50 (Call 11/15/49)	90	92,666
Enterprise Products Operating LLC, 2.80%, 01/31/30 (Call 10/31/29)	100	101,165
Genesis Energy LP/Genesis Energy Finance Corp.
6.75%, 08/01/22 (Call 02/16/20)	300	305,424
7.75%, 02/01/28 (Call 02/01/23)	45	45,363
Hess Midstream Operations LP, 5.13%, 06/15/28 (Call 06/15/23)(a)(b)	50	51,589
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23 (Call 03/02/20)	50	50,055
7.50%, 04/15/26 (Call 04/15/22)(a)	100	97,013

Security	Par (000)	Value

Pipelines (continued)
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	$200	$205,776
6.00%, 06/01/26 (Call 03/01/26)	30	31,607
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	180	184,075
4.00%, 07/13/27 (Call 04/13/27)	180	193,217
4.25%, 02/01/22 (Call 11/01/21)	400	415,336
4.55%, 07/15/28 (Call 04/15/28)	200	221,872
7.50%, 09/01/23 (Call 06/01/23)	160	187,469
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 03/02/20)	35	35,963
Phillips 66 Partners LP, 2.45%, 12/15/24 (Call 11/15/24)	325	329,173
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)	329	337,712
5.63%, 03/01/25 (Call 12/01/24)	20	22,755
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 01/15/28 (Call 01/15/23)(a)	50	49,971
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 03/02/20)	150	151,447
5.88%, 04/15/26 (Call 04/15/21)	35	37,038
6.88%, 01/15/29 (Call 01/15/24)	121	133,546
Williams Companies Inc. (The), 3.60%, 03/15/22 (Call 01/15/22)	250	257,465

		4,330,653

Real Estate — 0.2%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 11/15/20)(a)	125	129,117
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/20)(a)	65	67,094
Realogy Group LLC/Realogy Co-Issuer Corp., 9.38%, 04/01/27 (Call 04/01/22)(a)(b)	100	103,992

		300,203

Real Estate Investment Trusts — 3.7%
American Tower Corp.
2.25%, 01/15/22	300	302,238
2.80%, 06/01/20 (Call 05/01/20)	100	100,195
2.90%, 01/15/30 (Call 10/15/29)	60	60,862
3.00%, 06/15/23	410	424,194
3.38%, 05/15/24 (Call 04/15/24)	150	157,761
3.55%, 07/15/27 (Call 04/15/27)	394	420,122
4.00%, 06/01/25 (Call 03/01/25)	146	158,746
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	300	317,127
CoreCivic Inc., 4.63%, 05/01/23 (Call 02/01/23)	200	199,974
Crown Castle International Corp.
3.20%, 09/01/24 (Call 07/01/24)	395	414,256
3.40%, 02/15/21 (Call 01/15/21)	167	169,375
4.88%, 04/15/22	100	106,309
EPR Properties, 3.75%, 08/15/29 (Call 05/15/29)	30	31,158
Equinix Inc.
2.63%, 11/18/24 (Call 10/18/24)	75	76,098
2.90%, 11/18/26 (Call 09/18/26)	145	147,954
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 05/01/20)(a)	150	153,768
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 08/01/24)	80	82,960
5.25%, 06/01/25 (Call 03/01/25)	265	296,728
5.38%, 11/01/23 (Call 08/01/23)	174	191,102
5.38%, 04/15/26 (Call 01/15/26)	208	235,612

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.75%, 06/01/28 (Call 03/03/28)	$200	$233,852
HAT Holdings I LLC/HAT Holdings II LLC, 5.25%, 07/15/24 (Call 07/15/21)(a)	50	52,626
Iron Mountain Inc.
4.88%, 09/15/27 (Call 09/15/22)(a)	100	102,882
5.25%, 03/15/28 (Call 12/27/22)(a)	25	26,133
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)	50	49,879
5.25%, 10/01/25 (Call 10/01/20)(a)	95	97,897
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
5.63%, 05/01/24 (Call 02/01/24)	50	54,509
5.75%, 02/01/27 (Call 11/01/26)(b)	80	88,965
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27 (Call 10/15/22)	185	194,899
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	130	142,867
4.95%, 04/01/24 (Call 01/01/24)	504	555,106
Public Storage, 3.39%, 05/01/29 (Call 02/01/29)	300	327,762
Service Properties Trust, 4.50%, 06/15/23 (Call 12/15/22)	300	314,817
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27 (Call 02/15/23)(a)	20	20,072
4.25%, 12/01/26 (Call 12/01/22)(a)	50	51,375
4.63%, 12/01/29 (Call 12/01/24)(a)	75	78,475

		6,438,655

Retail — 1.4%
1011778 BC ULC/New Red Finance Inc.
3.88%, 01/15/28 (Call 09/15/22)(a)	35	35,203
4.25%, 05/15/24 (Call 05/15/20)(a)	185	188,937
5.00%, 10/15/25 (Call 10/15/20)(a)	150	154,667
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/01/20)(a)(b)	25	24,872
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	11	11,823
Dollar Tree Inc., 3.70%, 05/15/23 (Call 04/15/23)	150	158,191
Golden Nugget Inc., 6.75%, 10/15/24 (Call 03/02/20)(a)(b)	175	179,816
Home Depot Inc. (The), 3.13%, 12/15/49 (Call 06/15/49)	60	61,741
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)(b)	107	112,684
5.25%, 06/01/26 (Call 06/01/21)(a)	100	104,793
L Brands Inc.
6.88%, 11/01/35	50	50,129
7.50%, 06/15/29 (Call 06/15/24)	75	80,723
McDonald’s Corp., 3.38%, 05/26/25 (Call 02/26/25)	150	160,509
Murphy Oil USA Inc., 4.75%, 09/15/29 (Call 09/15/24)	100	104,344
PetSmart Inc., 5.88%, 06/01/25 (Call 06/01/20)(a)	84	86,467
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/20)(b)	100	103,680
Staples Inc., 7.50%, 04/15/26 (Call 04/15/22)(a)	75	76,877
Starbucks Corp., 3.55%, 08/15/29 (Call 05/15/29)	50	55,332
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 03/02/20)	300	306,288
5.88%, 03/01/27 (Call 03/01/22)	125	128,546
Superior Plus LP/Superior General Partner Inc., 7.00%, 07/15/26 (Call 07/15/21)(a)	15	16,205
Yum! Brands Inc., 4.75%, 01/15/30 (Call 10/15/29)(a)	160	170,963

		2,372,790

Security	Par (000)	Value

Semiconductors — 2.3%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(a)	$225	$246,458
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	166	168,047
2.95%, 01/12/21	370	373,811
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	100	100,302
3.00%, 01/15/22 (Call 12/15/21)	860	875,893
3.88%, 01/15/27 (Call 10/15/26)	422	445,522
Broadcom Inc.
3.13%, 10/15/22(a)	50	51,306
3.63%, 10/15/24 (Call 09/15/24)(a)	200	210,580
Lam Research Corp., 3.75%, 03/15/26 (Call 01/15/26)	30	32,803
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	300	327,423
4.64%, 02/06/24 (Call 01/06/24)	100	109,044
4.98%, 02/06/26 (Call 12/06/25)	150	169,164
NXP BV/NXP Funding LLC, 4.88%, 03/01/24 (Call 02/01/24)(a)	80	88,055
NXP BV/NXP Funding LLC/NXP USA Inc., 4.30%, 06/18/29 (Call 03/18/29)(a)	205	227,452
Qorvo Inc.
4.38%, 10/15/29 (Call 10/15/24)(a)	130	135,740
5.50%, 07/15/26 (Call 07/15/21)	130	138,066
QUALCOMM Inc., 3.00%, 05/20/22	285	293,151

		3,992,817

Software — 1.9%
Activision Blizzard Inc., 2.30%, 09/15/21 (Call 08/15/21)	123	124,084
Adobe Inc.
1.70%, 02/01/23	35	35,211
1.90%, 02/01/25 (Call 01/01/25)	65	65,719
2.15%, 02/01/27 (Call 12/01/26)	185	187,510
2.30%, 02/01/30 (Call 11/01/29)	240	243,278
Autodesk Inc., 3.13%, 06/15/20 (Call 05/15/20)	30	30,097
CA Inc., 3.60%, 08/15/22 (Call 07/15/22)	263	269,336
CDK Global Inc.
5.25%, 05/15/29 (Call 05/15/24)(a)	10	10,710
5.88%, 06/15/26 (Call 06/15/21)(b)	20	21,251
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	100	110,412
Electronic Arts Inc., 3.70%, 03/01/21 (Call 02/01/21)	30	30,568
Fair Isaac Corp., 4.00%, 06/15/28 (Call 12/15/22)(a)	160	162,765
Fiserv Inc., 3.20%, 07/01/26 (Call 05/01/26)	70	73,973
j2 Cloud Services LLC/j2 Cloud Co-Obligor Inc., 6.00%, 07/15/25 (Call 07/15/20)(a)	102	107,285
MSCI Inc.
4.00%, 11/15/29 (Call 11/15/24)(a)	100	102,716
5.38%, 05/15/27 (Call 05/15/22)(a)	75	81,373
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/21)	100	106,564
Open Text Corp., 5.63%, 01/15/23 (Call 03/02/20)(a)	150	152,077
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 03/02/20)(a)(b)	50	49,537
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 03/02/20)(a)	50	52,985
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)	80	84,736
VMware Inc.
2.30%, 08/21/20	280	280,577
2.95%, 08/21/22 (Call 07/21/22)	674	689,960
3.90%, 08/21/27 (Call 05/21/27)	205	217,843

		3,290,567

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications — 3.1%
Altice France SA/France, 7.38%, 05/01/26 (Call 05/01/21)(a)	$200	$213,304
AT&T Inc.
3.00%, 06/30/22 (Call 04/30/22)	415	425,346
3.20%, 03/01/22 (Call 02/01/22)	165	169,544
3.60%, 02/17/23 (Call 12/17/22)	470	493,068
3.80%, 03/01/24 (Call 01/01/24)	325	347,652
3.90%, 03/11/24 (Call 12/11/23)	214	229,558
4.05%, 12/15/23	100	108,083
CenturyLink Inc.
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	65	66,966
5.63%, 04/01/25 (Call 01/01/25)	100	106,045
Series G, 6.88%, 01/15/28	50	55,965
Series S, 6.45%, 06/15/21(b)	60	62,991
CommScope Inc.
5.50%, 06/15/24 (Call 02/11/20)(a)	100	99,000
6.00%, 03/01/26 (Call 03/01/22)(a)	50	52,470
Embarq Corp., 8.00%, 06/01/36(b)	50	55,537
Frontier Communications Corp., 8.50%, 04/01/26 (Call 04/01/21)(a)	25	25,538
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(a)	100	107,520
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	135	146,633
6.63%, 08/01/26	200	221,332
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 03/02/20)	125	100,349
8.00%, 02/15/24 (Call 03/02/20)(a)(b)	50	51,211
9.75%, 07/15/25 (Call 07/15/21)(a)	125	106,469
Level 3 Financing Inc.
4.63%, 09/15/27 (Call 09/15/22)(a)	95	97,548
5.38%, 05/01/25 (Call 05/01/20)	50	51,629
Motorola Solutions Inc.
3.50%, 03/01/23	200	208,038
4.60%, 02/23/28 (Call 11/23/27)	209	232,232
Sprint Capital Corp., 8.75%, 03/15/32(b)	50	55,374
Sprint Corp.
7.25%, 09/15/21(b)	75	78,643
7.63%, 02/15/25 (Call 11/15/24)	100	104,606
7.63%, 03/01/26 (Call 11/01/25)(b)	50	52,206
7.88%, 09/15/23	125	132,751
Telecom Italia Capital SA, 7.20%, 07/18/36(b)	100	123,940
Telesat Canada/Telesat LLC, 6.50%, 10/15/27 (Call 10/15/22)(a)	30	31,393
T-Mobile USA Inc.
4.75%, 02/01/28 (Call 02/01/23)	150	159,621
6.50%, 01/15/26 (Call 01/15/21)	200	213,294
Verizon Communications Inc., 3.38%, 02/15/25	268	286,559
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/20)(a)	100	101,849
5.63%, 04/15/27 (Call 04/15/22)(a)	200	209,656

		5,383,920

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	50	51,260
3.55%, 11/19/26 (Call 09/19/26)(b)	120	124,960

		176,220

Transportation — 0.1%
Kansas City Southern, 2.88%, 11/15/29 (Call 05/15/29)	85	87,787

Security	Par (000)	Value

Transportation (continued)
Teekay Offshore Partners LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 07/15/20)(a)	$100	$102,791
XPO Logistics Inc., 6.50%, 06/15/22 (Call 03/02/20)(a)	61	62,095

		252,673

Water — 0.1%
Aqua America Inc., 3.57%, 05/01/29 (Call 02/01/29)	90	97,454

Total Corporate Bonds & Notes — 77.5% (Cost: $130,990,309)		134,968,884

U.S. Government Agency Obligations

Mortgage-Backed Securities — 45.2%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/33	78	80,108
3.00%, 07/01/46	46	47,136
3.00%, 08/01/46	343	354,603
3.00%, 10/01/46	67	69,534
3.00%, 12/01/46	113	116,223
3.00%, 01/01/47	176	181,544
3.00%, 06/01/47	284	293,684
3.00%, 10/01/47	116	119,349
3.50%, 07/01/33	51	53,387
3.50%, 06/01/34	148	154,220
3.50%, 07/01/43	22	23,584
3.50%, 09/01/44	22	23,510
3.50%, 01/01/46	22	22,834
3.50%, 03/01/46	23	24,246
3.50%, 09/01/46	18	18,802
3.50%, 12/01/46	177	184,986
3.50%, 07/01/47	172	179,085
3.50%, 08/01/47	19	19,512
3.50%, 05/01/49	53	55,446
3.50%, 06/01/49	83	87,538
4.00%, 04/01/46	189	202,711
4.00%, 07/01/46	63	67,216
4.00%, 06/01/48	63	68,016
4.00%, 01/01/49	1	709
4.50%, 07/01/48	21	22,862
5.00%, 07/01/48	25	27,073
5.00%, 04/01/49	20	21,782
Federal National Mortgage Association
3.50%, 11/01/51	1,562	1,651,042
4.00%, 01/01/57	107	115,666
4.00%, 02/01/57	109	117,940
Government National Mortgage Association
2.50%, 02/01/50(e)	275	279,522
3.00%, 01/15/44	37	38,873
3.00%, 05/20/45	390	404,322
3.00%, 04/20/46	238	246,350
3.00%, 09/20/46	216	223,751
3.00%, 12/15/46	88	90,951
3.00%, 02/15/47	368	380,233
3.00%, 02/01/50(e)	5,032	5,175,098
3.50%, 10/20/42	197	207,508
3.50%, 03/15/43	89	93,719
3.50%, 06/15/43	76	80,424
3.50%, 04/20/45	81	84,953
3.50%, 04/20/46	124	129,627
3.50%, 12/20/46	140	146,543

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 03/20/47	$288	$300,001
3.50%, 08/20/47	329	342,755
3.50%, 09/20/47	302	314,719
3.50%, 11/20/47	266	277,386
3.50%, 02/20/48	184	192,032
3.50%, 04/20/48	1,137	1,190,012
3.50%, 08/20/48	279	289,885
3.50%, 01/20/49	114	119,110
3.50%, 10/20/49	423	438,253
3.50%, 11/20/49	398	412,854
3.50%, 12/20/49	249	258,579
3.50%, 02/01/50(e)	2,438	2,514,949
4.00%, 09/20/45	39	41,363
4.00%, 09/20/46	13	13,675
4.00%, 04/20/47	138	145,032
4.00%, 06/20/47	513	539,892
4.00%, 07/20/47	797	837,933
4.00%, 11/20/47	142	149,237
4.00%, 05/15/48	171	180,133
4.00%, 05/20/48	129	134,392
4.00%, 08/20/48	138	143,712
4.00%, 07/20/49	271	281,545
4.00%, 02/01/50(e)	1,652	1,715,176
4.50%, 10/20/46	15	16,720
4.50%, 06/20/48	114	120,088
4.50%, 07/20/48	84	87,878
4.50%, 08/20/48	147	154,497
4.50%, 12/20/48	625	657,230
4.50%, 06/20/49	530	558,012
4.50%, 02/01/50(e)	652	688,713
5.00%, 11/20/48	94	99,033
5.00%, 12/20/48	177	187,445
5.00%, 01/20/49	187	197,806
5.00%, 05/20/49	23	24,191
5.00%, 02/01/50(e)	335	354,616
Uniform Mortgage-Backed Securities
2.50%, 10/01/32	20	20,567
2.50%, 01/01/33	524	534,636
2.50%, 02/01/35(e)	2,734	2,783,127
2.50%, 04/01/47	93	94,561
2.50%, 10/01/49	49	49,728
2.50%, 02/01/50(e)	1,075	1,083,440
3.00%, 01/01/31	302	312,619
3.00%, 02/01/31	598	618,300
3.00%, 02/01/32	120	124,516
3.00%, 02/01/33	93	97,006
3.00%, 07/01/34	92	95,300
3.00%, 09/01/34	648	671,820
3.00%, 12/01/34	800	825,255
3.00%, 02/01/35(e)	1,080	1,112,569
3.00%, 10/01/44	573	594,301
3.00%, 11/01/46	1,480	1,530,412
3.00%, 12/01/46	26	26,645
3.00%, 09/01/49	613	634,665
3.00%, 02/01/50(e)	7,951	8,131,212
3.50%, 03/01/33	99	104,896
3.50%, 04/01/33	146	152,897
3.50%, 05/01/33	61	64,775
3.50%, 07/01/34	191	199,609
3.50%, 08/01/34	205	214,326

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 02/01/35(e)	$817	$852,289
3.50%, 11/01/45	109	114,275
3.50%, 01/01/46	67	71,918
3.50%, 02/01/46	298	313,172
3.50%, 07/01/46	34	35,874
3.50%, 01/01/47	113	118,929
3.50%, 02/01/47	130	136,543
3.50%, 05/01/47	74	78,420
3.50%, 08/01/47	140	145,756
3.50%, 01/01/48	329	343,042
3.50%, 04/01/48	58	62,085
3.50%, 05/01/48	90	95,765
3.50%, 11/01/48	99	103,112
3.50%, 12/01/48	259	267,629
3.50%, 04/01/49	54	56,964
3.50%, 07/01/49	798	827,772
3.50%, 11/01/49	813	839,269
3.50%, 02/01/50(e)	9,222	9,519,554
4.00%, 06/01/33	102	106,444
4.00%, 07/01/33	47	49,091
4.00%, 02/01/35(e)	527	551,011
4.00%, 03/01/45	44	47,203
4.00%, 01/01/46	68	72,962
4.00%, 02/01/46	48	50,241
4.00%, 03/01/46	18	18,809
4.00%, 04/01/46	104	110,219
4.00%, 02/01/47	40	42,660
4.00%, 03/01/47	38	41,079
4.00%, 06/01/47	17	18,410
4.00%, 09/01/47	111	116,885
4.00%, 11/01/47	28	29,116
4.00%, 01/01/48	458	485,725
4.00%, 04/01/48	76	80,039
4.00%, 07/01/48	77	80,527
4.00%, 09/01/48	94	99,071
4.00%, 05/01/49	201	216,254
4.00%, 07/01/49	69	73,961
4.00%, 08/01/49	649	681,598
4.00%, 09/01/49	420	439,718
4.00%, 11/01/49	180	188,148
4.00%, 12/01/49	130	135,560
4.00%, 02/01/50(e)	7,457	7,790,817
4.50%, 02/01/35(e)	50	51,723
4.50%, 10/01/47	20	21,120
4.50%, 03/01/48	43	46,073
4.50%, 06/01/48	79	86,154
4.50%, 07/01/48	14	14,854
4.50%, 08/01/48	143	154,722
4.50%, 10/01/48	225	239,687
4.50%, 12/01/48	91	97,055
4.50%, 05/01/49	167	176,398
4.50%, 07/01/49	119	126,883
4.50%, 08/01/49	106	113,150
4.50%, 02/01/50(e)	3,177	3,361,291
5.00%, 08/01/48	596	651,334
5.00%, 09/01/48	41	43,779
5.00%, 04/01/49	112	121,020
5.00%, 02/01/50(e)	567	607,443
5.50%, 02/01/50(e)	925	996,077

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Mortgage-Backed Securities (continued)
6.00%, 02/01/49	$119	$138,605

		78,597,542

Total U.S. Government Agency Obligations — 45.2% (Cost: $77,789,994)		78,597,542

Short-Term Investments

Money Market Funds — 8.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(f)(g)(h)	15,286	15,295,609
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(f)(g)	100	100,000

		15,395,609

Total Short-Term Investments — 8.8% (Cost: $15,392,153)		15,395,609

Total Investments in Securities — 131.5% (Cost: $224,172,456)		228,962,035

Other Assets, Less Liabilities — (31.5)%		(54,860,505)

Net Assets — 100.0%		$174,101,530

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(e)	TBA transaction.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	8,428	6,858	15,286	$15,295,609	$17,748	(b)	$(21)	$1,318
BlackRock Cash Funds: Treasury, SL Agency Shares	100	—	100	100,000	397		—	—

				$15,395,609	$18,145		$(21)	$1,318

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
2-Year U.S. Treasury Note	12	03/31/20	$2,597	$7,398
5-Year U.S. Treasury Note	29	03/31/20	3,489	18,996

				26,394

Short Contracts
10-Year U.S. Treasury Note	(7)	03/20/20	922	(14,775)
10-Year Ultra Long U.S. Treasury Bond	(9)	03/20/20	1,311	(14,346)
U.S. Treasury Long Bond	(10)	03/20/20	1,635	(49,719)
Ultra Long U.S. Bond	(52)	03/20/20	10,072	(357,852)

				(436,692)

				$(410,298)

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Edge U.S. Fixed Income Balanced Risk ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$134,968,884	$—	$134,968,884
U.S. Government Agency Obligations	—	78,597,542	—	78,597,542
Money Market Funds	15,395,609	—	—	15,395,609

	$15,395,609	$213,566,426	$—	$228,962,035

Derivative financial instruments(a)
Assets
Futures Contracts	$26,394	$—	$—	$26,394
Liabilities
Futures Contracts	(436,692)	—	—	(436,692)

	$(410,298)	$—	$—	$(410,298)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Fixed Income

PIK	Payment-in-kind